NON-CONTROLLING INTERESTS (Details - Continuity) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Beginning Balance	$ 6,298	$ 5,589	$ 2,587
Net income	274	288	65
OCI	1,707	383	635
Capital contributions	(307)	(294)	(2,621)
Acquisition	21	525	1,417
Distributions			(119)
MTO adjustments		0	(1,616)
Purchase of Isagen shares		(1)
Other		(6)
Ending Balance	8,129	6,298	5,589
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	850	963	958
Net income	1	(29)	(18)
OCI	66	(76)	46
Capital contributions	0	0	0
Acquisition	0	0	0
Distributions	(17)	(8)	(23)
MTO adjustments			0
Purchase of Isagen shares		0
Other	0	0
Ending Balance	$ 900	850	963
Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,682	1,654	1,441
Net income	9	(13)	(16)
OCI	298	269	228
Capital contributions	9	89	74
Acquisition	0	0	0
Distributions	(81)	(317)	(73)
MTO adjustments			0
Purchase of Isagen shares		0
Other	12	0
Ending Balance	$ 1,929	1,682	1,654
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,852	1,085	0
Net income	86	33	15
OCI	805	111	0
Capital contributions	5	186	1,074
Acquisition	0	525	0
Distributions	(276)	(88)	(7)
MTO adjustments			3
Purchase of Isagen shares		(1)
Other	(3)	1
Ending Balance	$ 2,469	1,852	1,085
Interests held by third parties	25.00%
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0	0	0
Net income	4	0	0
OCI	(11)	0	0
Capital contributions	293	0	0
Acquisition	0	0	0
Distributions	0	0	0
MTO adjustments			0
Purchase of Isagen shares		0
Other	(10)	0
Ending Balance	$ 276	0	0
Interests held by third parties	25.00%
The Cataylst Group
Disclosure of subsidiaries [line items]
Beginning Balance	$ 134	127	121
Net income	14	12	16
OCI	(18)	2	2
Capital contributions	0	0	0
Acquisition	0	0	0
Distributions	(6)	(7)	(12)
MTO adjustments			0
Purchase of Isagen shares		0
Other	0	0
Ending Balance	$ 124	134	127
Interests held by third parties	53.00%
Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,701	1,675	0
Net income	174	47	47
OCI	504	78	148
Capital contributions	0	19	1,473
Acquisition	0	0	0
Distributions	(167)	(115)	0
MTO adjustments			7
Purchase of Isagen shares		(5)
Other	0	2
Ending Balance	$ 2,212	1,701	1,675
Interests held by third parties	0.50%
Isagen Public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance	$ 9	14	0
Net income	1	0	19
OCI	5	(1)	205
Capital contributions	0	0	0
Acquisition	0	0	1,417
Distributions	0	0	0
MTO adjustments			(1,627)
Purchase of Isagen shares		5
Other	0	(9)
Ending Balance	15	9	14
Other
Disclosure of subsidiaries [line items]
Beginning Balance	70	71	67
Net income	8	3	2
OCI	58	0	6
Capital contributions	0	0	0
Acquisition	21	0	0
Distributions	(6)	(4)	(4)
MTO adjustments			0
Purchase of Isagen shares		0
Other	53	0
Ending Balance	$ 204	70	71
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	20.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance	$ 8,129	6,298
Net income	297	53	65
OCI	1,707	383	635
Capital contributions	307	294	2,621
Acquisition	21	525	1,417
Distributions	(553)	(539)	(119)
MTO adjustments			(1,617)
Purchase of Isagen shares		(1)
Other	52	(6)
Ending Balance	$ 8,129	$ 8,129	$ 6,298